GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of movement of the goodwill

	December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	2,248,217	Ps.	8,486,560
Impairment charge		(10,000)		(12,257)
Loss of control in subsidiary (1)		—		(5,902,410)
Effect of movements in exchange rates (2)(3)		(35,995)		(323,676)
Balance at the end of the year	Ps.	2,202,222	Ps.	2,248,217

(1)	See note 1.1. (A), "Discontinued operations of BAC Holding".
(2)	The foreign exchange adjustment is attributable to Multifinancial Group Inc. for Ps. (35,995) in 2023 and Ps. 30,200 in 2022.
(3)	Includes the effect of exchange rates for the discontinued operation of BAC Holding International Corp. for Ps. (353,876) in 2022.

Schedule of goodwill assigned per Cash Generating Units (CGU)

Goodwill carrying amount
	December 31,		December 31,
CGU	2023		2022
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.	Ps.	538,231	Ps.	538,231
Banco de Bogotá S.A. over Megabanco (1)		465,905		465,905
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Banco de Bogotá S.A. over Multi Financial Group Inc. (2)		139,226		175,221
Promigas S.A. and Subsidiaries		169,687		169,687
Banco de Occidente S.A.		127,571		127,571
Concesionaria Panamericana S.A.S.		72,594		82,594
Banco de Occidente S.A. over Banco Unión (1)		22,724		22,724
Hoteles Estelar S.A.		6,661		6,661
	Ps.	2,202,222	Ps.	2,248,217

(1)	Goodwill recognized as a result of mergers between Banco de Bogotá with Megabanco and Banco de Occidente with Banco Unión.
(2)	The variation presented corresponds to the foreign exchange adjustment attributable to Multi Financial Group Inc.

Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Summary of main assumptions used in the impairment test reports taken as the basis for impairment testing

December 31, 2023
	2024	2025	2026	2027	2028
Interest rate on investments	8.3%	6.4%	6.2%	6.1%	6.0%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	0.8%	48.5%	3.3%	4.9%	6.1%
Growth in expenses	7.7%	12.4%	7.1%	5.4%	5.0%
Inflation	5.8%	3.5%	3.2%	3.1%	3.1%
Discount interest rate after taxes	14.2%	11.5%	10.2%	9.1%	9.1%
Growth rate after thirteen years	3.1%

December 31, 2022
	2023	2024	2025	2026	2027
Interest rate on investments	7.7%	4.5%	4.9%	4.9%	4.9%
Borrowing rate	5.8%	5.8%	5.8%	5.8%	5.8%
Growth in income from commissions	(6.4)%	55.6%	2.5%	2.3%	4.6%
Growth in expenses	(5.3)%	11.4%	7.2%	4.9%	4.5%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount interest rate after taxes	14.4%	9.5%	9.0%	8.2%	8.1%
Growth rate after thirteen years	2.9%

Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.1%	10.8%	10.2%	10.0%	9.8%
Borrowing rate	7.1%	5.5%	4.9%	4.7%	4.5%
Growth in income from commissions	16.0%	14.7%	14.1%	11.3%	11.2%
Growth in expenses	11.7%	8.3%	7.9%	6.2%	5.6%
Inflation	5.8%	3.5%	3.2%	3.1%	3.1%
Discount rate after taxes	16.5%	13.7%	12.4%	11.3%	11.6%
Growth rate after five years	6.5%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.3%	11.2%	10.5%	10.4%	10.2%
Borrowing rate	6.9%	5.4%	4.6%	4.5%	4.5%
Growth in income from commissions	15.4%	10.8%	14.9%	15.3%	15.3%
Growth in expenses	14.6%	8.2%	8.2%	8.2%	8.2%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

Banco Popular S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.5%	12.3%	12.0%	11.6%	10.9%
Borrowing rate	8.2%	6.1%	5.2%	4.7%	4.1%
Growth in income from commissions	6.8%	3.4%	16.5%	6.8%	6.5%
Growth in expenses	8.3%	(13.2)%	1.5%	7.7%	7.5%
Inflation	7.2%	3.8%	3.0%	3.0%	3.0%
Discount rate after taxes	17.3%	13.6%	12.0%	11.4%	11.6%
Growth rate after five years	6.0%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	12.6%	10.9%	10.9%	10.9%
Borrowing rate	9.2%	7.4%	5.8%	5.2%	4.8%
Growth in income from commissions	6.1%	11.4%	16.7%	11.3%	8.4%
Growth in expenses	13.2%	6.6%	7.5%	7.6%	6.8%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

Banco de Bogota S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	12.9%	11.2%	10.5%	10.3%	10.1%
Borrowing rate	7.2%	5.6%	4.9%	4.7%	4.6%
Growth in income from commissions	(3.4)%	14.2%	14.3%	11.7%	11.0%
Growth in expenses	9.5%	8.7%	8.4%	6.9%	5.1%
Inflation	7.2%	3.8%	3.0%	3.0%	3.0%
Discount rate after taxes	17.3%	13.6%	12.1%	11.4%	11.7%
Growth rate after five years	6.0%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	12.9%	11.7%	11.0%	10.8%	10.6%
Borrowing rate	6.9%	5.3%	4.6%	4.6%	4.5%
Growth in income from commissions	16.7%	11.5%	13.8%	14.4%	13.7%
Growth in expenses	15.9%	9.8%	9.8%	9.7%	6.0%
Inflation	7.4%	2.7%	2.9%	2.9%	2.9%
Discount rate after taxes	17.6%	12.6%	11.8%	10.9%	10.7%
Growth rate after five years	6.4%

Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Schedule of main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill

December 31, 2023
	2024	2025	2026	2027	2028
Lending rate on the loan portfolio and investments	6.9%	6.9%	6.9%	6.9%	6.9%
Borrowing rate	4.8%	4.4%	4.3%	4.2%	4.2%
Growth in income from commissions	(22.0)%	8.6%	12.6%	11.7%	11.9%
Growth in expenses	(1.6)%	2.1%	1.4%	2.6%	3.0%
Discount rate after taxes	11.3%
Growth rate after ten years	5.6%

December 31, 2022
	2023	2024	2025	2026	2027
Lending rate on the loan portfolio and investments	6.4%	6.6%	6.8%	6.9%	7.0%
Borrowing rate	4.0%	4.0%	4.0%	4.1%	4.1%
Growth in income from commissions	9.4%	7.2%	8.9%	9.4%	8.7%
Growth in expenses	4.5%	3.0%	2.8%	1.9%	3.1%
Discount rate after taxes	10.6%
Growth rate after ten years	4.0%